Long-Term Investments - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2025 USD ($)
Investment [Line Items]
Accumulated downward adjustment and impairment of equity investments without readily determinable fair value		¥ 579,767,000		¥ 691,382,000			$ 82,906
Investment in fair value method investment				8,626,000
Payments to acquire equity investments		949,463,000	$ 135,771	1,084,661,000	¥ 1,176,030,000
(Losses) from equity method investments, net		(11,650,000)	(1,666)	(16,567,000)	(2,564,000)
Impairment loss of equity method investments		18,398,000	2,631	12,322,000	5,339,000
Realized gains for equity investments with readily determinable fair value		84,984,000		274,191,000			12,153
Debt securities available for sale Noncurrent		72,670,000		95,249,000			10,392
Unrealized fair value gain (loss) on long-term available-for-sale debt securities		1,121,000	160	2,642,000	43,494,000
Credit loss for available-for-sale debt security investment				0	0		$ 4,699
Deconsolidation of Subsidiaries [Member] | Live.me.Inc
Investment [Line Items]
Ownership interest, subsequent to transaction	17.25%					49.60%
Other Income [Member]
Investment [Line Items]
Payments to acquire equity investments				35,000,000
Other Income and Other Expense [Member]
Investment [Line Items]
Unrealized (Loss) on Equity Investments using fair value option		0		35,354,000	334,921,000
Other Nonoperating Income [Member]
Investment [Line Items]
Gain on dividends received from long-term investment investees		5,413,000	774	1,795,000	5,598,000
Other Nonoperating Income [Member] | Available-for-sale Securities [Member]
Investment [Line Items]
Remeasurement loss		11,480,000	1,642	¥ 12,173,000
UFACTORY [Member] | Other Income [Member]
Investment [Line Items]
Payments to acquire equity investments		¥ 2,303,000	$ 329
Beijing OrionStar [Member] | Other Income [Member]
Investment [Line Items]
Payments to acquire equity investments					¥ 6,000,000